Segment Information - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenue from contract with customers excluding assessed tax	$ 713.8	$ 691.6	$ 2,125.8	$ 2,106.3	$ 2,986.4	$ 3,083.8	$ 2,716.3
Revenues					2,986.4	$ 3,083.8	2,716.3
Percentage of accounts receivable due from one customer						10.50%
Accounts receivable						$ 60.0
Accounts Receivable, Noncurrent					86.8
Accounts Receivable, Current					$ 100.9
Percentage of accounts receivable due from two customer, current					12.50%
Percentage of accounts receivable due from two customer, non current					10.80%
Number of reportable segments | Segment			2		2
Starz Business
Revenues					$ 545.9	775.5	648.2
Amount due from customer					33.4	157.6
Motion Picture And Television Production
Revenue from one individual external customer					$ 411.1	$ 337.1
Maximum
Percentage of total revenue					10.00%
Percentage of accounts receivable due from one customer						10.00%
Percentage of accounts receivable due from two customer					10.00%
Maximum | Motion Picture And Television Production
Percentage of revenue from one individual external customer					10.00%	10.00%
LIONS GATE ENTERTAINMENT CORP [Member]
Revenue from contract with customers excluding assessed tax	$ 970.5	$ 975.1	$ 2,753.8	$ 2,899.1	$ 4,016.9	$ 3,854.8	3,604.3
Number of reportable segments | Segment			3
Customer Concentration Risk | Revenue Benchmark | One Customer | LIONS GATE ENTERTAINMENT CORP [Member]
Revenue from contract with customers excluding assessed tax					$ 831.0	$ 766.6	$ 639.2
Concentation risk percentage					10.00%	10.00%	10.00%
Customer Concentration Risk | Accounts Receivable | One Customer | LIONS GATE ENTERTAINMENT CORP [Member]
Concentation risk percentage					11.60%
Accounts Receivable, after Allowance for Credit Loss					$ 100.9